Leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 1,514	$ 1,731
Effect of discounting	(314)	(368)
Present value of minimum lease payments	1,200	1,363
Current lease liability per the balance sheet	292	324
Non-current lease liability per the balance sheet	908	1,039
Lease liabilities	1,200	1,363
Due within 1 year
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	329	361
Between 1 and 3 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	388	440
Between 3 and 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	191	226
More than 5 years
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total undiscounted cash payments expected to be made	$ 606	$ 704